Leases - Schedule of Maturity of Non-Cancelable Operating Leases (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases - Schedule of Maturity of Non-Cancelable Operating Leases (Details) [Line Items]
2025	¥ 226,571,015	$ 31,040,102
2026	203,393,259	27,864,762
2027	182,660,506	25,024,387
2028	155,604,006	21,317,661
2029	142,877,266	19,574,105
Thereafter	816,080,433	111,802,561
Total future lease payments	1,727,186,485	236,623,578
Less: imputed interest	270,047,166	36,996,310
Total operating lease liabilities	¥ 1,457,139,319	$ 199,627,268	¥ 1,659,446,154